SHARE CAPITAL (Details Narrative)							1 Months Ended								12 Months Ended
	Feb. 10, 2021 USD ($)	Feb. 08, 2021 CAD ($) shares	Feb. 05, 2021 USD ($) $ / shares shares	Oct. 09, 2019 CAD ($) shares	Sep. 06, 2019 USD ($) shares	Sep. 06, 2019 CAD ($) shares	Nov. 15, 2021 USD ($) $ / shares shares	Nov. 15, 2021 CAD ($) shares	Nov. 24, 2020 USD ($)	Nov. 24, 2020 CAD ($) $ / shares shares	May 01, 2020 USD ($) shares	May 01, 2020 CAD ($) shares	Oct. 18, 2019 CAD ($) $ / shares shares	Jul. 29, 2019 $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 30, 2021 CAD ($) shares	Nov. 15, 2021 $ / shares	Aug. 31, 2021 shares	Feb. 09, 2021 USD ($) shares	Sep. 18, 2020 $ / shares shares	May 01, 2020 $ / shares	Oct. 09, 2019 USD ($) shares	Oct. 09, 2019 CAD ($) shares	Sep. 26, 2019 CAD ($) shares	Sep. 06, 2019 CAD ($) $ / shares shares
Statement [Line Items]
Issue Common Shares To Victory Nickel | shares										2,300,000	160,100				24,124,955	24,124,955	18,051,883	18,051,883	12,129,951					400,000		10,495	10,495	17,500
Common Stock Value											$ 640,400																$ 43,030	$ 59,500
Issuance Of New Shares | shares		300,000	1,000,000		52,500	52,500	35,405	35,405			15,690	15,690	975,000
Expected Volatility		137.00%					107.00%	107.00%	107.00%	107.00%				133.89%	105.91%	105.91%	132.74%	132.74%	132.75%
Expected Life		2 years												5 years
Forfeiture Rate														12.00%
Risk Free Interest Rate		0.20%					2.00%	2.00%	0.20%	0.20%				1.46%	1.46%	1.46%	1.46%	1.46%	1.54%
Fair Value Of Warrant		$ 886,544
Share Issuance Price | (per share)			$ 3.75							$ 4			$ 4								$ 2.60			$ 5	$ 1.30				$ 2
Cash Proceeds From Issuance Of Shares			$ 3,750,000					$ 3,740,000
Finders Fees Paid			$ 73,875									$ 24,000	$ 261,800
Total Consideration Paid For Acquisition	$ 11,675,000
Total Property Payment	6,675,000
Total Consideration Shares Payment	$ 5,000,000
Inial Tranche, Shares | shares																				460,718		1,008,150	536,363
Inial Tranche, Value																				$ 3,818,003			$ 2,413,634
Non Brokered Private Placement Offering Shares | shares					1,300,000		1,700,000																						1,300,000
Price Per Common Share | $ / shares							$ 2.20
November 2021 Placement Cash Paid						$ 15,209	$ 84,492			$ 534,000		3,250
Common Share Purchase Warrants Exercised | shares				65,143											1,268,341	1,268,341
Total Proceeds From Warrants Exercised						105,000						$ 3,072,194				$ 2,601,997
Settlement Of Outstanding Payables For Services															$ 660,000
Stock Options Exercised | shares				62,250											99,500	99,500	123,375	123,375
Total Proceeds From Exercise Of Stock Options				$ 424,822											$ 206,824			$ 299,812
Gross Proceeds From Non Brokered Private Placement						2,600,000				9,200,000	$ 1,930,500		$ 3,900,000
Share Compensation For Services											$ 45,500
Issuance Of New Units | shares											1,520,000	1,520,000
Fair Value Of Warrants							$ 42,651			$ 226,917
Additional Fees						$ 41,503			$ 391,544
Share Purchase Warrants Issued | shares										133,500										1,402,767
Total Compensation Paid For Service																	$ 35,000
Stock Option Vesting Terms															10 years	10 years
Prepaid Consulting Fees					$ 175,000
Prepaid Expenses																													$ 35,000
Subscriptions Receivable					$ 30,497
Additional Share Issued | shares													65,450
Sign In Bonus Shares Issued | shares																										50,000	50,000
Sign In Bonus Share, Value																										$ 115,000
Voluntary Forfeiture Of Share Options Expiry Date														Jul. 29, 2024
Options Vesting Percentage														12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
Options, Granted															680,000	680,000	382,000	382,000	396,500
Stock Option Granted | shares														127,500
Share Option Exercise Prices | $ / shares														$ 2
Weighted Average Exercise Price, Granted | $ / shares																$ 2.60		$ 2.80	$ 3.10
Top of range [member]
Statement [Line Items]
Share Option Exercise Prices | $ / shares														6.50
Weighted Average Exercise Price, Granted | $ / shares																3.70		5.00	4.40
Bottom of range [member]
Statement [Line Items]
Share Option Exercise Prices | $ / shares														$ 5
Weighted Average Exercise Price, Granted | $ / shares																$ 2.60		$ 2.20	$ 2.20
Directors
Statement [Line Items]
Voluntary Forfeiture Of Share Options Expiry Date														Apr. 07, 2020
Officer
Statement [Line Items]
Voluntary Forfeiture Of Share Options Expiry Date														Jun. 22, 2020
Employees
Statement [Line Items]
Voluntary Forfeiture Of Share Options Expiry Date														Nov. 14, 2023